Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of quantitative, qualitative objectives and special projects of bonus program	The quantitative objectives represent approximately 50% of the bonus, and are based on the Economic Value Added (“EVA”) methodology. The objective established for the executives at each entity is based on a combination of the EVA generated per entity and by our Company and the EVA generated by our parent Company FEMSA. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.
Bonus expense	$ 659	$ 701	$ 706
Vesting requirements, Description	The acquired shares or options are deposited in a trust, and the executives may access them one year after they are vested at 33% per year. The 50% of Coca-Cola FEMSA’s annual executive bonus is to be used to purchase FEMSA shares or options and the remaining 50% to purchase Coca-Cola FEMSA shares or options. For the years ended December 31, 2018, 2017 and 2016, no stock options have been granted to employees. Until 2015 the shares were vested ratably over a five year period. Beginning with January 1, 2016 onwards they will ratably vest over a three year period.
Vesting percentage	33.00%
Number of options granted	0	0	0
The total expense recognized for the period arising from share-based payment transactions	$ 157	$ 174	$ 206
Share based payments	$ 160	151
Coca-Cola FEMSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Share based payments	$ 160	$ 151
FEMSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Number of options granted	2,052,792